Loans (Details) - Schedule of Impaired Loans by Class of Loans - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Impaired Loans by Class of Loans [Line Items]
Unpaid Principal Balance and Recorded Investment, Total	$ 4,774	$ 5,013
Allowance for Loan Losses Allocated, Total
Average Recorded Investment, Total	5,128	5,319
Interest Income Recognized, Total	158	268
Cash Basis Income Recognized, Total	158	268
Farm [Member]
Schedule of Impaired Loans by Class of Loans [Line Items]
Unpaid Principal Balance and Recorded Investment
Allowance for Loan Losses Allocated
Average Recorded Investment		135
Interest Income Recognized		15
Cash Basis Income Recognized		15
Nonresidential real estate [Member]
Schedule of Impaired Loans by Class of Loans [Line Items]
Unpaid Principal Balance and Recorded Investment	1,925	1,717
Allowance for Loan Losses Allocated
Average Recorded Investment	1,893	1,395
Interest Income Recognized	54	63
Cash Basis Income Recognized	54	63
Home Equity [Member]
Schedule of Impaired Loans by Class of Loans [Line Items]
Unpaid Principal Balance and Recorded Investment		267
Allowance for Loan Losses Allocated
Average Recorded Investment	89	177
Interest Income Recognized		6
Cash Basis Income Recognized		6
Unsecured [Member]
Schedule of Impaired Loans by Class of Loans [Line Items]
Unpaid Principal Balance and Recorded Investment
Allowance for Loan Losses Allocated
Average Recorded Investment		2
Interest Income Recognized		1
Cash Basis Income Recognized		1
One- To Four-Family [Member] | Residential Real Estate [Member]
Schedule of Impaired Loans by Class of Loans [Line Items]
Unpaid Principal Balance and Recorded Investment	2,849	3,029
Allowance for Loan Losses Allocated
Average Recorded Investment	3,146	3,325
Interest Income Recognized	104	161
Cash Basis Income Recognized	104	161
Multi-Family [Member] | Residential Real Estate [Member]
Schedule of Impaired Loans by Class of Loans [Line Items]
Unpaid Principal Balance and Recorded Investment
Allowance for Loan Losses Allocated
Average Recorded Investment		285
Interest Income Recognized		22
Cash Basis Income Recognized		$ 22